Pension and Postretirement Benefit Costs (Tables)	3 Months Ended
Mar. 31, 2015
Pension Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Net Benefit Costs [Table Text Block]
Net periodic pension cost included the following components:

	Quarter Ended
	March 31,
	2015	2014
	(Dollars in millions)
Service cost for benefits earned	$0.6	$0.5
Interest cost on projected benefit obligation	10.1	11.3
Expected return on plan assets	(12.0)	(13.5)
Amortization of prior service cost and net actuarial loss	10.2	7.9
Net periodic pension cost	$8.9	$6.2

Other Postretirement Benefit Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Net Benefit Costs [Table Text Block]
Net periodic postretirement benefit cost included the following components:

	Quarter Ended
	March 31,
	2015	2014
	(Dollars in millions)
Service cost for benefits earned	$2.8	$3.1
Interest cost on accumulated postretirement benefit obligation	8.5	9.1
Amortization of prior service cost and net actuarial loss	4.5	3.9
Net periodic postretirement benefit cost	$15.8	$16.1